Financial Instruments Financing Receivables (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Class of Financing Receivable
Direct financing leases	$ 577,696	$ 495,990
Other loan receivables
Total direct financing leases and other loan receivables	836,269	762,071
Performing | Payment activity
Class of Financing Receivable
Direct financing leases	577,696	495,990
Other loan receivables
Long-term receivable and accrued revenue included in accounts receivable and other assets	14,043	12,175
Performing | Other internal metrics
Other loan receivables
Loans to equity-accounted investees and joint venture partners	$ 244,530	$ 253,906